Long-term Debt - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Debt [Abstract]
Interest expense	$ 129,791	$ 149,804
Capitalized interest	$ 12,361	$ 14,378
Weighted average interest rate	6.12%	6.28%